Investment Objectives and Goals - AMERICAN HIGH INCOME TRUST	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Trust
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income.
Objective, Secondary [Text Block]	Its secondary investment objective is capital appreciation.